Income Tax (Details) - Schedule of effective tax rate and statutory income tax rate applicable to PRC operations - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of effective tax rate and statutory income tax rate applicable to PRC operations [Abstract]
Income before income taxes	¥ 64,291	¥ 96,432	¥ 59,380
Income tax computed at PRC statutory tax rate	16,073	24,108	14,845
Effect of non-taxable income	(3,369)	(3,516)	(2,444)
Effect of non-deductible expenses	715	2,085	1,674
Effect of preferential tax rate	(11,571)	(7,282)	(7,779)
Others	(275)	9	(926)
Total	¥ 1,573	¥ 15,404	¥ 5,370